OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Short Term Bond Fund

December 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 30.3%
Aerospace & Defense 0.3%
L-3 Communications Corp.
11/15/16	3.950%	$8,000,000	$8,488,832
Automotive 0.3%
Ford Motor Credit Co. LLC Senior Unsecured
01/16/18	2.375%	9,200,000	9,291,632
Banking 8.9%
BNP Paribas SA Senior Unsecured (a)
12/12/16	0.832%	9,550,000	9,563,943
Bank of America Corp. Senior Unsecured (a)
03/22/16	1.066%	17,500,000	17,596,943
Bank of Montreal Senior Unsecured (a)
07/15/16	0.764%	9,580,000	9,618,588
Bank of New York Mellon Corp. (The) Senior Unsecured (a)
10/23/15	0.469%	10,000,000	10,005,780
Branch Banking & Trust Co. Senior Unsecured (a)
12/01/16	0.667%	10,125,000	10,118,947
Canadian Imperial Bank of Commerce Senior Unsecured (a)
07/18/16	0.766%	7,725,000	7,756,224
Capital One Financial Corp. Senior Unsecured (a)
11/06/15	0.878%	10,000,000	10,026,160
Citigroup, Inc. Senior Unsecured
06/15/16	3.953%	16,840,000	17,916,110
Goldman Sachs Group, Inc. (The) Senior Unsecured
02/07/16	3.625%	14,500,000	15,217,460
HSBC USA, Inc. Senior Unsecured
02/13/15	2.375%	9,000,000	9,183,303
ING Bank NV Senior Unsecured (a)(b)
09/25/15	1.886%	9,600,000	9,807,072
JPMorgan Chase & Co. Senior Unsecured
07/05/16	3.150%	19,220,000	20,149,902
KeyCorp Senior Unsecured
08/13/15	3.750%	6,500,000	6,798,674

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Lloyds Bank PLC Bank Guaranteed
03/28/17	4.200%	$8,500,000	$9,172,520
Morgan Stanley Senior Unsecured
04/29/16	3.800%	10,650,000	11,265,889
PNC Bank National Association Senior Unsecured (a)
01/28/16	0.548%	9,130,000	9,141,613
Royal Bank of Canada Senior Unsecured (a)
09/09/16	0.702%	9,100,000	9,138,994
Royal Bank of Scotland Group PLC Senior Unsecured
09/18/15	2.550%	7,600,000	7,772,953
Toronto-Dominion Bank (The) Senior Unsecured
09/09/16	1.500%	9,500,000	9,616,698
U.S. Bank Subordinated Notes (a)
04/29/20	3.778%	12,000,000	12,418,320
Wachovia Corp. Senior Unsecured (a)
06/15/17	0.513%	16,435,000	16,307,481
Total			238,593,574
Chemicals 0.3%
Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	7,100,000	7,176,084
Construction Machinery 0.5%
Caterpillar Financial Services Corp. Senior Unsecured
05/29/15	1.100%	7,865,000	7,928,368
John Deere Capital Corp. Senior Unsecured (a)
10/11/16	0.536%	5,430,000	5,435,979
Total			13,364,347
Diversified Manufacturing 0.3%
United Technologies Corp. Senior Unsecured (a)
06/01/15	0.739%	7,875,000	7,924,384
Electric 0.9%
National Rural Utilities Cooperative Finance Corp.
03/01/16	3.050%	1,000,000	1,040,769

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Nevada Power Co.
03/15/16	5.950%	$7,275,000	$8,037,275
Progress Energy, Inc. Senior Unsecured
01/15/16	5.625%	5,579,000	6,072,875
Sierra Pacific Power Co.
05/15/16	6.000%	327,000	365,023
Southern California Edison Co. 1st Refunding Mortgage (a)
09/15/14	0.693%	845,000	846,981
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	6,795,000	7,040,178
Total			23,403,101
Food and Beverage 1.9%
Anheuser-Busch InBev Worldwide, Inc. (a)
07/14/14	0.603%	8,375,000	8,391,432
Bacardi Ltd. (b)
04/01/14	7.450%	6,200,000	6,303,490
ConAgra Foods, Inc. Senior Unsecured
06/15/17	5.819%	7,533,000	8,489,646
Diageo Finance BV
01/15/15	3.250%	2,000,000	2,057,374
FBG Finance Pty Ltd. (b)
06/15/15	5.125%	5,750,000	6,100,554
General Mills, Inc. Senior Unsecured (a)
01/29/16	0.537%	7,000,000	7,006,062
Kraft Foods Group, Inc. Senior Unsecured
06/04/15	1.625%	7,200,000	7,291,447
PepsiCo, Inc. Senior Notes (a)
02/26/16	0.447%	4,960,000	4,963,279
Total			50,603,284
Gas Pipelines 2.1%
Enterprise Products Operating LLC
02/01/16	3.200%	7,638,000	7,967,442
NiSource Finance Corp.
01/15/19	6.800%	6,144,000	7,150,338
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
08/15/16	5.875%	6,000,000	6,611,610
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	8,365,000	9,374,488

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Tennessee Gas Pipeline Co. LLC Senior Unsecured
04/01/17	7.500%	$5,500,000	$6,400,911
TransCanada PipeLines Ltd. Senior Unsecured (a)
06/30/16	0.927%	11,000,000	11,103,378
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	7,000,000	8,071,987
Total			56,680,154
Health Care 0.8%
Cardinal Health, Inc. Senior Unsecured
06/15/15	4.000%	6,770,000	7,085,306
McKesson Corp. Senior Unsecured
12/04/15	0.950%	7,000,000	6,995,499
Medco Health Solutions, Inc.
09/15/15	2.750%	7,000,000	7,207,689
Total			21,288,494
Independent Energy 1.5%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	6,000,000	6,684,390
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	6,896,000	6,946,230
EnCana Corp. Senior Unsecured
12/01/17	5.900%	6,200,000	7,036,082
Pioneer Natural Resources Co. Senior Unsecured
03/15/17	6.650%	5,588,000	6,371,399
Southwestern Energy Co.
02/01/18	7.500%	6,100,000	7,226,829
Woodside Finance Ltd. (b)
11/10/14	4.500%	7,225,000	7,440,756
Total			41,705,686
Integrated Energy 0.3%
BP Capital Markets PLC (a)
11/07/16	0.658%	9,500,000	9,524,309
Life Insurance 1.1%
Hartford Financial Services Group, Inc. Senior Unsecured
01/15/19	6.000%	5,500,000	6,308,038

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
Lincoln National Corp. Senior Unsecured
02/15/14	4.750%	$5,285,000	$5,311,033
Metropolitan Life Global Funding I Secured (a)(b)
07/15/16	0.774%	9,250,000	9,301,235
Prudential Covered Trust Secured (b)
09/30/15	2.997%	8,772,000	9,043,748
Total			29,964,054
Media Cable 1.1%
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	9,500,000	9,882,119
NBCUniversal Enterprise, Inc. (a)(b)
04/15/16	0.781%	10,875,000	10,909,057
Time Warner Cable, Inc.
02/01/20	5.000%	7,600,000	7,724,638
Total			28,515,814
Media Non-Cable 0.7%
21st Century Fox America, Inc.
12/15/14	5.300%	6,500,000	6,787,430
TCM Sub LLC (b)
01/15/15	3.550%	6,605,000	6,791,598
Thomson Reuters Corp. Senior Unsecured
05/23/16	0.875%	4,695,000	4,661,961
Total			18,240,989
Metals 0.2%
Vale Overseas Ltd.
01/23/17	6.250%	2,900,000	3,216,497
Vale Overseas Ltd
01/11/16	6.250%	3,100,000	3,375,125
Total			6,591,622
Non-Captive Diversified 0.8%
General Electric Capital Corp. (a)
Senior Secured
12/11/15	0.843%	16,955,000	17,084,638
Senior Unsecured
01/08/16	0.440%	5,254,000	5,228,839
Total			22,313,477
Oil Field Services 0.8%
Halliburton Co. Senior Unsecured
08/01/16	1.000%	11,200,000	11,218,626

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
Weatherford International Ltd.
03/15/18	6.000%	$8,245,000	$9,253,256
Total			20,471,882
Pharmaceuticals 0.6%
AbbVie, Inc. Senior Unsecured
11/06/15	1.200%	6,500,000	6,566,066
Amgen, Inc. Senior Unsecured
06/15/16	2.300%	8,375,000	8,634,851
Total			15,200,917
Property & Casualty 1.2%
Berkshire Hathaway, Inc. Senior Unsecured (a)
08/15/14	0.941%	8,000,000	8,034,760
CNA Financial Corp. Senior Unsecured
08/15/16	6.500%	6,950,000	7,816,380
Liberty Mutual Group, Inc. Senior Unsecured (b)
08/15/16	6.700%	7,175,000	8,106,049
Transatlantic Holdings, Inc. Senior Unsecured
12/14/15	5.750%	6,622,000	7,178,202
Total			31,135,391
Refining 0.3%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	6,903,000	7,208,258
REITs 1.0%
Boston Properties LP Senior Unsecured
11/15/18	3.700%	5,888,000	6,213,019
Duke Realty LP
02/15/15	7.375%	5,679,000	6,074,389
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	6,000,000	6,455,688
Simon Property Group LP Senior Unsecured
03/01/17	5.875%	8,500,000	9,533,150
Total			28,276,246

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Restaurants 0.3%
Yum! Brands, Inc. Senior Unsecured
04/15/16	6.250%	$6,605,000	$7,324,687
Technology 1.6%
Apple, Inc. Senior Unsecured (a)
05/03/16	0.292%	10,710,000	10,707,730
Cisco Systems, Inc. Senior Unsecured (a)
03/14/14	0.493%	6,600,000	6,604,264
Hewlett-Packard Co. Senior Unsecured
06/01/16	2.650%	7,700,000	7,933,941
International Business Machines Corp. Senior Unsecured
07/22/16	1.950%	9,300,000	9,554,327
Oracle Corp. Senior Unsecured
07/08/14	3.750%	9,000,000	9,155,376
Total			43,955,638
Transportation Services 0.4%
ERAC U.S.A. Finance LLC (b)
10/15/17	6.375%	8,275,000	9,592,501
Wireless 0.2%
America Movil SAB de CV
03/01/14	5.500%	5,670,000	5,711,828
Wirelines 1.9%
AT&T, Inc. Senior Unsecured (a)
02/12/16	0.624%	2,735,000	2,729,713
Deutsche Telekom International Finance BV (b)
04/11/16	3.125%	6,650,000	6,926,188
Orange SA Senior Unsecured
09/14/16	2.750%	6,995,000	7,263,944
Southwestern Bell Telephone LP
07/01/15	7.000%	10,200,000	11,104,934
Telefonica Emisiones SAU
04/27/18	3.192%	9,000,000	9,165,753

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Verizon Communications, Inc. Senior Unsecured
11/02/15	0.700%	$13,204,000	$13,180,784
Total			50,371,316
Total Corporate Bonds & Notes (Cost: $803,991,710)			$812,918,501

Residential Mortgage-Backed Securities - Agency 8.1%
Federal Home Loan Mortgage Corp. (a)(c)
04/01/35	2.254%	343,637	363,292
03/01/34	2.354%	410,325	434,440
01/01/37	2.399%	494,946	526,561
08/01/36	2.445%	204,838	217,187
07/01/36	2.485%	10,677	11,181
09/01/37	2.633%	518,981	549,518
01/01/36	2.747%	916,169	968,440
12/01/36	6.084%	224,990	237,728
Federal Home Loan Mortgage Corp. (c)
11/01/25-03/01/27	3.000%	3,224,584	3,287,148
04/01/21-08/01/27	3.500%	44,661,779	46,649,269
05/01/24-07/01/26	4.000%	13,968,538	14,750,144
03/01/19-10/01/24	4.500%	3,549,107	3,806,802
11/01/17-07/01/25	5.000%	10,601,234	11,431,624
05/01/17-02/01/24	5.500%	7,325,397	7,949,740
03/01/17-10/01/21	6.000%	740,733	800,421
04/01/17	6.500%	2,129,916	2,253,858
09/01/15	7.500%	3,195	3,226
CMO Series 2467 Class NB
07/15/17	5.000%	1,853,156	1,953,152
Federal Home Loan Mortgage Corp. (c)(d)
CMO IO Series 11 Class B
01/01/20	10.000%	2,897	676
Federal National Mortgage Association (a)(c)
06/01/37	1.189%	1,039,945	1,075,829
07/01/33	1.787%	93,707	96,603
06/01/33	1.796%	945,688	983,360
04/01/36	1.925%	202,347	214,646
11/01/34	1.977%	250,967	267,430
04/01/36	2.162%	1,390,704	1,483,303
01/01/35	2.229%	508,604	541,663
07/01/34	2.255%	780,441	833,901
04/01/34	2.323%	677,270	718,801
08/01/35	2.347%	615,668	654,963
10/01/35	2.405%	450,932	470,166
09/01/37	2.407%	234,267	248,213
03/01/34	2.473%	578,460	619,446
06/01/34	2.500%	524,500	554,097

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
06/01/35	2.535%	$628,375	$670,337
08/01/36	2.564%	146,504	156,529
07/01/35	2.662%	659,689	703,280
04/01/36	2.704%	164,326	174,337
09/01/37	6.165%	56,767	60,463
CMO Series 2003-W11 Class A1
06/25/33	3.293%	36,597	36,165
Federal National Mortgage Association (c)
10/01/20-01/01/27	3.500%	7,733,586	8,095,653
03/01/20-02/01/27	4.000%	30,164,409	31,978,539
07/01/22-03/01/25	5.000%	6,769,041	7,327,318
08/01/17-01/01/25	5.500%	23,722,909	25,862,138
06/01/17-11/01/17	6.000%	4,643,839	4,897,293
08/01/14	6.500%	24,423	24,553
06/01/17-08/01/17	7.000%	162,464	171,926
08/01/15	7.500%	4,647	4,790
Federal National Mortgage Association (c)(d)
CMO IO STRIPS Series 163 Class 2
07/25/22	8.500%	112,876	12,698
CMO IO STRIPS Series 36 Class 2
08/01/18	9.500%	1,208	204
Federal National Mortgage Association (c)(e)
CMO PO Series G-15 Class A
06/25/21	0.000%	8,086	7,837
Federal National Mortgage Association (c)(f)
01/16/29	3.000%	13,000,000	13,266,601
01/16/29	4.000%	17,480,000	18,521,972
Government National Mortgage Association (a)(c)
04/20/22-03/20/30	1.625%	942,979	976,430
07/20/18	3.000%	90,406	93,860
Government National Mortgage Association (c)
09/15/14-09/20/21	6.000%	204,175	218,544
03/15/32-11/15/33	6.500%	159,609	178,173
04/15/29-08/15/29	7.000%	30,671	31,542
Total Residential Mortgage-Backed Securities - Agency (Cost: $215,400,508)			$218,428,010

Residential Mortgage-Backed Securities - Non-Agency 3.1%
BCAP LLC Trust (a)(b)(c)
CMO Series 2010-RR2 Class 5A1
12/26/36	5.000%	4,152,938	4,209,272
CMO Series 2010-RR4 Class 32A1
01/26/37	4.000%	2,581,851	2,597,708

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Banc of America Funding Corp. CMO Series 2010-R4 Class 4A1 (a)(b)(c)
06/26/37	0.375%	$29,292	$29,259
Bayview Opportunity Master Fund Trust IIB LP Series 2012-4NPL Class A (a)(b)(c)
07/28/32	3.475%	1,320,751	1,324,431
Countrywide Alternative Loan Trust CMO Series 2004-2CB Class 1A4 (a)(c)
03/25/34	0.565%	25,288	24,986
Credit Suisse Mortgage Capital Certificates (a)(b)(c)
CMO Series 2009-12R Class 25A1
10/27/37	3.289%	927,687	927,424
CMO Series 2009-9R Class 12A1
08/26/35	5.330%	6,976,743	7,375,420
JPMorgan Resecuritization Trust (a)(b)(c)
CMO Series 2010-2 Class 2A1
03/21/37	2.615%	406,286	405,362
CMO Series 2010-4 Class 3A2
04/26/35	4.500%	7,887,392	8,188,434
RBSSP Resecuritization Trust CMO Series 2012-2 Class 1A5 (a)(b)(c)
05/26/47	0.295%	2,142,377	2,122,570
Residential Asset Mortgage Products, Inc. Series 2005-RS2 Class M1 (a)(c)
02/25/35	0.615%	5,039,302	5,025,767
Springleaf Mortgage Loan Trust (a)(b)(c)
CMO Series 2012-1A Class A
09/25/57	2.667%	5,162,027	5,274,621
CMO Series 2012-2A Class A
10/25/57	2.220%	2,976,104	2,972,702
CMO Series 2012-3A Class A
12/25/59	1.570%	11,386,366	11,253,026
CMO Series 2013-1A Class A
06/25/58	1.270%	9,438,428	9,391,113
CMO Series 2013-2A Class A
12/25/65	1.780%	7,066,305	7,046,462
CMO Series 2013-3A Class A
09/25/57	1.870%	12,467,885	12,433,210
Wells Fargo Mortgage Loan Trust CMO Series 2010-RR4 Class 1A1 (a)(b)(c)
12/27/46	2.684%	3,271,377	3,262,020
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $83,550,988)			$83,863,787

Commercial Mortgage-Backed Securities - Agency 14.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K001 Class A2 (a)(c)
04/25/16	5.651%	2,393,292	2,600,968

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Federal National Mortgage Association Series 2010-M4 Class A1 (c)
06/25/20	2.520%	$676,174	$689,799
Government National Mortgage Association (a)(c)
Series 2013-50 Class AH
06/16/39	2.100%	12,523,677	12,578,743
Government National Mortgage Association (c)
Series 2009-114 Class A
12/16/38	3.103%	602,344	606,015
Series 2009-71 Class A
04/16/38	3.304%	538,490	539,983
Series 2010-141 Class A
08/16/31	1.864%	1,384,470	1,389,656
Series 2010-159 Class A
01/16/33	2.159%	1,231,966	1,236,975
Series 2010-18 Class A
12/16/50	3.100%	114,193	114,305
Series 2010-49 Class A
03/16/51	2.870%	219,840	219,496
Series 2011-1 Class A
12/16/31	2.239%	1,462,213	1,466,280
Series 2011-120 Class AB
08/16/33	2.400%	10,575,735	10,675,729
Series 2011-144 Class AB
07/16/35	2.012%	4,043,278	4,061,566
Series 2011-149 Class A
10/16/46	3.000%	3,887,596	3,997,739
Series 2011-16 Class A
11/16/34	2.210%	3,334,841	3,349,184
Series 2011-161 Class A
01/16/34	1.738%	11,572,598	11,610,336
Series 2011-20 Class A
04/16/32	1.883%	4,809,626	4,825,916
Series 2011-31 Class A
12/16/35	2.210%	3,360,731	3,384,915
Series 2011-78 Class A
08/16/34	2.250%	7,726,105	7,781,402
Series 2012-1 Class AB
09/16/33	1.999%	8,584,324	8,637,437
Series 2012-142 Class A
05/16/37	1.105%	8,440,814	8,329,893
Series 2012-22 Class AB
03/16/33	1.661%	5,035,033	5,037,394
Series 2012-4 Class A
05/16/40	2.120%	17,525,617	17,640,288
Series 2012-55 Class A
08/16/33	1.704%	10,939,070	10,929,799
Series 2012-58 Class A
01/16/40	2.500%	16,260,743	16,659,115
Series 2012-79 Class A
04/16/39	1.800%	13,318,241	13,231,433
Series 2012-9 Class A
05/16/39	3.220%	2,343,365	2,406,249
Series 2013-105 Class A
02/16/37	1.705%	27,132,284	26,972,801
Series 2013-12 Class A
10/16/42	1.410%	15,739,699	15,524,097
Series 2013-126 Class AB

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
04/16/38	1.540%	$8,220,140	$8,184,775
Series 2013-17 Class AF
11/16/43	1.210%	9,576,797	9,396,868
Series 2013-17 Class AH
10/16/43	1.558%	11,950,329	11,823,201
Series 2013-194 Class AB
05/16/38	2.250%	10,650,000	10,709,075
Series 2013-2 Class AB
12/16/42	1.600%	16,999,385	16,865,770
Series 2013-30 Class A
05/16/42	1.500%	19,710,311	19,428,789
Series 2013-32 Class AB
01/16/42	1.900%	7,124,616	7,079,959
Series 2013-33 Class A
07/16/38	1.061%	28,755,225	28,187,309
Series 2013-35 Class A
02/16/40	1.618%	8,298,901	8,241,730
Series 2013-40 Class A
10/16/41	1.511%	12,504,138	12,372,007
Series 2013-45 Class A
10/16/40	1.450%	7,011,149	6,921,329
Series 2013-57 Class A
06/16/37	1.350%	26,354,426	26,003,464
Series 2013-61 Class A
01/16/43	1.450%	14,170,102	13,935,416
Total Commercial Mortgage-Backed Securities - Agency (Cost: $380,982,724)			$375,647,205

Commercial Mortgage-Backed Securities - Non-Agency 8.0%
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR7 Class A3 (a)(c)
02/11/41	5.116%	8,867,447	9,183,155
Bear Stearns Commercial Mortgage Securities Series 2005-T20 Class AAB (a)(c)
10/12/42	5.122%	3,923,746	3,982,060
Citigroup Commercial Mortgage Trust Series 2005-C3 Class ASB (c)
05/15/43	4.755%	2,304,325	2,329,437
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (a)(c)
07/15/44	5.218%	12,031,660	12,756,748
Credit Suisse First Boston Mortgage Securities Corp. (a)(c)
Series 2005-C4 Class A5
08/15/38	5.104%	10,299,482	10,767,150
Series 2005-C5 Class AAB
08/15/38	5.100%	717,062	716,841
Series 2005-C6 Class A4
12/15/40	5.230%	4,021,423	4,253,531
Credit Suisse First Boston Mortgage Securities Corp. (c)
Series 2005-C2 Class AAB
04/15/37	4.681%	1,543,438	1,551,823
DBRR Trust (b)(c)
Series 2012-EZ1 Class A

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
09/25/45	1.393%	$3,405,000	$3,398,950
09/25/45	2.062%	15,055,205	15,074,814
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class AAB (c)
06/10/48	4.599%	448,041	451,750
GMAC Commercial Mortgage Securities, Inc. Series 2004-C1 Class A4 (c)
03/10/38	4.908%	3,116,739	3,116,581
GS Mortgage Securities Corp. II Series 2011-GC3 Class A1 (b)(c)
03/10/44	2.331%	5,807,883	5,868,486
GS Mortgage Securities Trust Series 2006-GG8 Class A4 (c)
11/10/39	5.560%	12,075,000	13,240,020
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP6 Class A4 (a)(c)
04/15/43	5.475%	9,285,867	10,044,819
JPMorgan Chase Commercial Mortgage Securities Corp. (a)(c)
Series 2005-LDP4 Class A4
10/15/42	4.918%	12,645,738	13,313,775
Series 2006-CB14 Class ASB
12/12/44	5.506%	3,124,373	3,232,457
Series 2006-LDP7 Class ASB
04/15/45	5.863%	1,156,128	1,203,950
JPMorgan Chase Commercial Mortgage Securities Trust (a)(c)
Series 2005-CB11 Class ASB
08/12/37	5.201%	2,005,058	2,023,741
Series 2005-LDP5 Class A4
12/15/44	5.200%	26,099,000	27,801,764
JPMorgan Chase Commercial Mortgage Securities Trust (c)
Series 2005-LDP2 Class ASB
07/15/42	4.659%	2,668,275	2,708,630
LB-UBS Commercial Mortgage Trust (c)
Series 2005-C2 Class AAB
04/15/30	5.007%	546,329	552,067
Series 2007-C1 Class AAB
02/15/40	5.403%	513,547	513,785
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6 (a)(c)
11/12/37	5.280%	5,506,601	5,843,566
Morgan Stanley Capital I Series 2006-IQ11 Class A4 (a)(c)
10/15/42	5.668%	8,711,325	9,341,642
Motel 6 Trust Series 2012-MTL6 Class A1 (b)(c)
10/05/25	1.500%	2,648,094	2,612,957
Nationslink Funding Corp. Series 1999-LTL1 Class A3 (c)
01/22/26	7.104%	1,610,734	1,651,883
S2 Hospitality LLC Series 2012-LV1 Class A (b)(c)
04/15/25	4.500%	16,395	16,395

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
VFC LLC Series 2013-1 Class A (b)(c)
03/20/26	3.130%	$3,189,170	$3,208,041
Wachovia Bank Commercial Mortgage Trust (a)(c)
Series 2005-C17 Class A4
03/15/42	5.083%	7,570,000	7,826,146
Series 2005-C21 Class A4
10/15/44	5.239%	11,111,490	11,778,736
Series 2005-C22 Class A4
12/15/44	5.289%	15,000,000	15,967,515
Series 2006-C24 Class A1A
03/15/45	5.557%	7,407,328	8,005,455
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $219,169,544)			$214,338,670

Asset-Backed Securities - Agency —%
Small Business Administration Pools (a)
06/25/22	0.875%	112,165	112,393
Total Asset-Backed Securities - Agency (Cost: $112,103)			$112,393

Asset-Backed Securities - Non-Agency 14.7%
ARI Fleet Lease Trust Series 2012-A Class A (a)(b)
03/15/20	0.717%	1,809,541	1,809,902
Aames Mortgage Investment Trust Series 2005-3 Class A2 (a)(b)
08/25/35	0.425%	8,714,455	8,536,271
Access Group, Inc. (a)
Series 2004A Class A2
04/25/29	0.498%	13,172,215	12,931,413
Series 2007A Class A2
08/25/26	0.368%	3,771,040	3,734,024
Ally Master Owner Trust (a)
Series 2012-1 Class A1
02/15/17	0.967%	10,000,000	10,044,275
Series 2013-1 Class A1
02/15/18	0.617%	7,475,000	7,479,294
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A2A
03/08/17	0.650%	1,250,000	1,249,940
American Credit Acceptance Receivables Trust (b)
Series 2012-1 Class A2
10/15/15	3.040%	735,947	737,456
Series 2012-2 Class A
07/15/16	1.890%	2,255,864	2,261,570
Series 2012-3 Class A
11/15/16	1.640%	1,480,598	1,480,572
Series 2013-1 Class A
04/16/18	1.450%	5,056,178	5,054,147
Series 2013-2 Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
02/15/17	1.320%	$4,818,532	$4,818,908
Amresco Residential Securities Mortgage Loan Trust Series 1998-3 Class A7 (a)(g)
07/25/28	0.645%	14,774	12,578
Avis Budget Rental Car Funding AESOP LLC Series 2012-1A Class A (b)
08/20/16	2.054%	14,200,000	14,418,670
CCG Receivables Trust Series 2013-1 Class A2 (b)
08/14/20	1.050%	4,500,000	4,497,044
CNH Wholesale Master Note Trust Series 2013-2A Class A (a)(b)
08/15/19	0.767%	13,750,000	13,771,997
CarFinance Capital Auto Trust Series 2013-2A Class A (b)
11/15/17	1.750%	5,806,649	5,805,687
Chesapeake Funding LLC Series 2011-2A Class A (a)(b)
04/07/24	1.418%	10,477,953	10,544,269
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE4 Class A (a)(b)
12/25/33	0.575%	2,655,785	2,643,404
Cityscape Home Equity Loan Trust (a)(g)(h)(i)
Series 1997-C Class A3
07/25/28	7.380%	607,537	1
Cityscape Home Equity Loan Trust (g)(h)(i)(j)
Series 1997-B Class A7
05/25/28	7.410%	2,702	—
Countrywide Asset-Backed Certificates Series 2004-8 Class M1 (a)
01/25/35	0.865%	7,309,833	7,179,630
DT Auto Owner Trust (b)
Series 2012-2A Class A
11/16/15	0.910%	65,797	65,806
Series 2013-1A Class A
05/16/16	0.750%	1,097,995	1,098,151
Diamond Resorts Owner Trust Series 2013-2 Class A (b)
05/20/26	2.270%	9,408,349	9,407,267
EFS Volunteer LLC Series 2010-1 Class A1 (a)(b)
10/26/26	1.088%	7,831,011	7,866,071
Educational Funding of the South, Inc. Series 2011-1 Class A1 (a)
10/25/21	0.788%	1,149,921	1,151,182
Encore Credit Receivables Trust Series 2005-4 Class 2A4 (a)
01/25/36	0.505%	12,303,383	12,125,525
Exeter Automobile Receivables Trust Series 2012-2A Class A (b)
06/15/17	1.300%	3,587,496	3,593,775

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
First Alliance Mortgage Loan Trust Series 1994-2 Class A2 (NPFGC) (g)
06/25/25	6.680%	$25,307	$25,377
First Franklin Mortgage Loan Asset-Backed Certificates Series 2005-FF9 Class A3 (a)
10/25/35	0.445%	405,446	405,330
First Investors Auto Owner Trust (b)
Series 2011-2A Class A2
08/15/17	2.600%	1,269,915	1,272,447
Series 2012-1A Class A2
11/15/17	1.960%	1,478,015	1,483,008
Series 2013-2A Class A2
03/15/19	1.230%	4,352,709	4,353,043
Series 2013-3A Class A2
09/15/17	0.890%	5,710,000	5,709,945
GE Dealer Floorplan Master Note Trust Series 2012-4 Class A (a)
10/20/17	0.607%	6,775,000	6,777,806
HSBC Home Equity Loan Trust Series 2006-2 Class A1 (a)
03/20/36	0.317%	10,442,978	10,204,115
Hertz Fleet Lease Funding LP Series 2013-3 Class A (a)(b)
12/10/27	0.716%	8,800,000	8,800,211
Hilton Grand Vacations Trust Series 2013-A Class A (b)
01/25/26	2.280%	13,322,981	13,318,378
IMC Home Equity Loan Trust Series 1997-3 Class A7
08/20/28	7.080%	95	95
KeyCorp Student Loan Trust Series 1999-A Class A2 (a)
12/27/29	0.576%	6,802,493	6,849,131
MMAF Equipment Finance LLC Series 2013-AA Class A2 (b)
05/09/16	0.690%	4,775,000	4,776,306
Marriott Vacation Club Owner Trust (b)
Series 2007-1A Class A
05/20/29	5.518%	1,095,959	1,104,301
Series 2009-2A Class A
07/20/31	4.809%	2,362,571	2,430,759
Miramax LLC Series 2011-1A Class A (b)
10/20/21	6.250%	3,211,078	3,321,401
Montana Higher Education Student Assistance Corp. Series 2006-1 Class A (a)
03/20/24	0.345%	5,105,331	5,047,209
Nations Equipment Finance Funding I LLC Series 2013-1A Class A (b)
11/20/16	1.697%	6,749,949	6,749,949
Navitas Equipment Receivables LLC Series 2013-1 Class A (b)
11/15/16	1.950%	7,123,006	7,120,620

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1 (a)
07/01/21	0.747%	$1,427,664	$1,428,375
Park Place Securities, Inc. Series 2004-WCW2 Class M1 (a)
10/25/34	0.785%	9,745,374	9,743,221
Prestige Auto Receivables Trust (b)
Series 2012-1A Class A2
12/15/15	1.230%	831,220	831,756
Series 2013-1A Class A2
02/15/18	1.090%	5,964,298	5,971,038
Residential Funding Mortgage Securities II Home Loan Trust Series 2003-HS3 Class A2B (NPFGC) (a)(g)
08/25/33	0.455%	4,750	4,279
SLM Private Education Loan Trust (a)(b)
Series 2013-A Class A1
08/15/22	0.767%	5,988,035	5,960,570
Series 2013-B Class A1
07/15/22	0.817%	15,718,039	15,671,910
SLM Student Loan Trust (a)
Series 2003-A Class A2
09/15/20	0.683%	5,781,845	5,648,591
Series 2004-B Class A2
06/15/21	0.443%	11,425,609	11,290,672
Series 2005-A Class A2
12/15/20	0.383%	3,240,438	3,225,681
SLM Student Loan Trust (a)(b)
Series 2003-12 Class A5
09/15/22	0.523%	764,616	762,362
Series 2011-A Class A1
10/15/24	1.167%	1,450,958	1,454,052
Series 2012-A Class A1
08/15/25	1.567%	3,117,671	3,143,610
Series 2012-B Class A1
12/15/21	1.267%	3,735,440	3,745,950
Series 2013-C Class A1
02/15/22	1.017%	3,031,504	3,032,284
SMART Trust (a)
Series 2013-1US Class A3B
09/14/16	0.617%	11,500,000	11,481,629
Series 2013-2US Class A3B
01/14/17	0.594%	7,000,000	6,980,774
SMART Trust (a)(b)
Series 2011-2USA Class A3B
03/14/15	1.017%	2,521,157	2,522,701
Series 2012-1USA Class A3B
05/14/16	1.067%	956,363	958,659
Series 2012-2USA Class A3B
10/14/16	1.117%	3,250,000	3,263,653
SVO VOI Mortgage Corp. Series 2012-AA Class A (b)
09/20/29	2.000%	2,715,864	2,710,936
Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	5,500,000	5,557,070
Sierra Receivables Funding Co. LLC (b)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2010-2A Class A
11/20/25	3.840%	$499,455	$504,416
Series 2011-1A Class A
04/20/26	3.350%	2,581,157	2,640,694
Series 2011-2A Class A
05/20/28	3.260%	1,958,002	1,995,071
Series 2011-3A Class A
07/20/28	3.370%	3,135,577	3,218,388
Series 2012-1A Class A
11/20/28	2.840%	5,318,131	5,413,131
Series 2012-3A Class A
08/20/29	1.870%	2,047,813	2,053,180
Series 2013-1A Class A
11/20/29	1.590%	3,623,956	3,609,668
South Texas Higher Education Authority, Inc. Series 2012-1 Class A1 (a)
10/01/20	0.747%	4,939,992	4,940,042
Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1 (a)
06/25/36	0.615%	1,357,072	1,350,890
Terwin Mortgage Trust Series 2007-4HE Class A1 (a)(b)
05/25/38	0.285%	710,913	699,068
Westlake Automobile Receivables Trust (b)
Series 2012-1A Class A2
03/15/16	1.030%	983,670	983,620
Series 2013-1A Class A2
01/15/18	1.120%	8,300,000	8,302,082
World Omni Master Owner Trust Series 2013-1 Class A (a)(b)
02/15/18	0.517%	8,910,000	8,909,079
Total Asset-Backed Securities - Non-Agency (Cost: $391,235,716)			$394,077,362

Inflation-Indexed Bonds 2.0%
United States 2.0%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%	52,744,291	54,157,680
Total Inflation-Indexed Bonds (Cost: $54,034,222)			$54,157,680

U.S. Treasury Obligations 14.0%
U.S. Treasury
08/15/16	0.625%	130,000,000	130,020,312
10/31/16	1.000%	159,500,000	160,708,691
U.S. Treasury (k)
03/31/15	2.500%	82,000,000	84,328,636
Total U.S. Treasury Obligations (Cost: $375,137,788)			$375,057,639

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations 3.0%
Federal Farm Credit Banks (a)
10/26/15	0.215%	$13,000,000	$13,011,466
12/10/15	0.220%	34,500,000	34,528,497
12/06/16	0.263%	31,800,000	31,827,189
Morocco Government AID Bond U.S. Government Guaranty (a)(i)
05/01/23	0.383%	807,500	767,125
Total U.S. Government & Agency Obligations (Cost: $80,158,436)			$80,134,277

Foreign Government Obligations (l) 0.9%
CANADA 0.6%
Province of Ontario Senior Unsecured
05/26/15	0.950%	14,725,000	14,838,191
MEXICO 0.3%
Petroleos Mexicanos
03/15/15	4.875%	8,500,000	8,899,500
Total Foreign Government Obligations (Cost: $23,362,586)			$23,737,691

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.5%
Illinois 0.5%
State of Illinois Unlimited General Obligation Taxable Notes Series 2011
03/01/17	5.365%	$12,900,000	$13,905,168
Total Municipal Bonds (Cost: $14,059,013)			$13,905,168

Issue Description		Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.096% (m)(n)		62,569,088	$62,569,088
Total Money Market Funds (Cost: $62,569,088)			$62,569,088
Total Investments
(Cost: $2,703,764,426) (o)			$2,708,947,471(p)
Other Assets & Liabilities, Net			(24,223,130)
Net Assets			$2,684,724,341

Investments in Derivatives
Futures Contracts Outstanding at December 31, 2013

At December 31, 2013, securities totaling $642,749 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 2-year	714	USD	156,946,125	April 2014	—	(325,031)
U.S. Treasury Note, 5-year	(550)	USD	(65,621,875)	March 2014	785,173	—
Total					785,173	(325,031)

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of these securities amounted to $455,898,626 or 16.98% of net assets.

(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(e)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2013 was $42,235, representing less than 0.01% of net assets. Information concerning such security holdings at December 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Amresco Residential Securities Mortgage Loan Trust
Series 1998-3 Class A7
07/25/28 0.645%	12-19-03	14,671
Cityscape Home Equity Loan Trust
Series 1997-B Class A7
05/25/28 7.410%	12-25-10 - 05-26-11	1,709
Cityscape Home Equity Loan Trust
Series 1997-C Class A3
07/25/28 7.380%	11-25-03 - 06-29-09	572,589
First Alliance Mortgage Loan Trust
Series 1994-2 Class A2 (NPFGC)
06/25/25 6.680%	06-24-04	25,329
Residential Funding Mortgage Securities II Home Loan Trust
Series 2003-HS3 Class A2B (NPFGC)
08/25/33 0.455%	09-15-03	4,750

(h)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At December 31, 2013, the value of these securities amounted to $1, which represents less than 0.01% of net assets.

(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2013, the value of these securities amounted to $767,126, which represents 0.03% of net assets.

(j)	Negligible market value.
(k)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(l)	Principal and interest may not be guaranteed by the government.
(m)	The rate shown is the seven-day current annualized yield at December 31, 2013.
(n)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	107,698,071	763,095,689	(808,224,672)	62,569,088	68,791	62,569,088

(o)

At December 31, 2013, the cost of securities for federal income tax purposes was approximately $2,703,764,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,431,000
Unrealized Depreciation	(13,248,000)
Net Unrealized Appreciation	$5,183,000

(p)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	812,918,501	—	812,918,501
Residential Mortgage-Backed Securities - Agency	—	218,428,010	—	218,428,010
Residential Mortgage-Backed Securities - Non-Agency	—	83,863,787	—	83,863,787
Commercial Mortgage-Backed Securities - Agency	—	375,647,205	—	375,647,205
Commercial Mortgage-Backed Securities - Non-Agency	—	195,864,906	18,473,764	214,338,670
Asset-Backed Securities - Agency	—	112,393	—	112,393
Asset-Backed Securities - Non-Agency	—	387,327,412	6,749,950	394,077,362
Inflation-Indexed Bonds	—	54,157,680	—	54,157,680
U.S. Treasury Obligations	375,057,639	—	—	375,057,639
U.S. Government & Agency Obligations	—	79,367,152	767,125	80,134,277
Foreign Government Obligations	—	23,737,691	—	23,737,691
Municipal Bonds	—	13,905,168	—	13,905,168
Total Bonds	375,057,639	2,245,329,905	25,990,839	2,646,378,383
Mutual Funds
Money Market Funds	62,569,088	—	—	62,569,088
Total Mutual Funds	62,569,088	—	—	62,569,088
Investments in Securities	437,626,727	2,245,329,905	25,990,839	2,708,947,471
Derivatives
Assets
Futures Contracts	785,173	—	—	785,173
Liabilities
Futures Contracts	(325,031)	—	—	(325,031)
Total	438,086,869	2,245,329,905	25,990,839	2,709,407,613

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage- Backed Securities - Non- Agency ($)	Commercial Mortgage- Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non-Agency ($)	U.S. Government & Agency Obligations ($)	Total ($)
Balance as of March 31, 2013	3,029,151	24,689,252	1,472,183	847,875	30,038,461
Accrued discounts/premiums	—	(102,079)	7,473	923	(93,683)
Realized gain (loss)	—	0	(976)	823	(153)
Change in unrealized appreciation (depreciation)(a)	—	(25,283)	(3,287)	2,504	(26,066)
Sales	—	(6,088,126)	(6,475,443)	(85,000)	(12,648,569)
Purchases	—	—	11,750,000	—	11,750,000
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(3,029,151)	—	—	—	(3,029,151)
Balance as of December 31, 2013	—	18,473,764	6,749,950	767,125	25,990,839

(a) Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2013 was ($26,066), which is comprised of Commercial Mortgage-Backed Securities - Non-Agency of ($25,283), Asset-Backed Securities - Non-Agency of ($3,287) and U. S. Government & Agency Obligation of $2,504.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain asset backed and U.S. Government obligations classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	February 19, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	February 19, 2014